UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400

         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     August 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $218,253 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      213     3550 SH       SOLE                     3550        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1484    49996 SH       SOLE                    49996        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    27501     9497 SH       SOLE                     9497        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2430       27 SH       SOLE                       27        0        0
EXXON MOBIL CORP               COM              30231G102      422     6041 SH       SOLE                     6041        0        0
GENERAL ELECTRIC CO            COM              369604103      247    21100 SH       SOLE                    21100        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    49382  1211528 SH       SOLE                  1211528        0        0
ISHARES TR                     RUSSELL 2000     464287655     1037    20301 SH       SOLE                    20301        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1971    46730 SH       SOLE                    46730        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     8250   250904 SH       SOLE                   250904        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1095    23913 SH       SOLE                    23913        0        0
ISHARES TR                     RUSSELL 1000     464287622     6638   131035 SH       SOLE                   131035        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2117    45504 SH       SOLE                    45504        0        0
ISHARES TR                     S&P 500 INDEX    464287200     4232    45824 SH       SOLE                    45824        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2355    49480 SH       SOLE                    49480        0        0
JOHNSON & JOHNSON              COM              478160104      200     3525 SH       SOLE                     3525        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     5302   241527 SH       SOLE                   241527        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1238    43089 SH       SOLE                    43089        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      771    15400 SH       SOLE                    15400        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     6058   285616 SH       SOLE                   285616        0        0
SPDR TR                        UNIT SER 1       78462F103    41186   447918 SH       SOLE                   447918        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      573    14500 SH       SOLE                    14500        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      672    21673 SH       SOLE                    21673        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      461    10688 SH       SOLE                    10688        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    13152   413312 SH       SOLE                   413312        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    39266  1093461 SH       SOLE                  1093461        0        0